Quarterly Holdings Report
for
Fidelity® MSCI Financials Index ETF
April 30, 2025
T04-NPRT3-0625
1.9584808.111

Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
BANKS – 25.7%
Diversified Banks – 19.5%
Bank of America Corp.	1,860,996	$74,216,521
Citigroup, Inc.	514,273	35,165,988
Comerica, Inc.	36,618	1,968,217
Fifth Third Bancorp	183,960	6,611,522
First Citizens BancShares, Inc. Class A	2,652	4,718,279
JPMorgan Chase & Co.	764,821	187,090,513
KeyCorp	253,559	3,762,816
PNC Financial Services Group, Inc.	108,158	17,379,909
U.S. Bancorp	425,678	17,171,851
Wells Fargo & Co.	892,936	63,407,385
		411,493,001
Regional Banks – 6.2%
1st Source Corp.	5,408	324,210
Amalgamated Financial Corp.	6,039	170,058
Amerant Bancorp, Inc.	8,509	143,292
Ameris Bancorp	17,317	1,014,776
Arrow Financial Corp.	1	15
Associated Banc-Corp.	45,116	995,259
Atlantic Union Bankshares Corp.	32,289	894,405
Axos Financial, Inc. (a)	14,708	933,664
Banc of California, Inc.	37,804	509,598
BancFirst Corp.	5,528	651,309
Bancorp, Inc. (a)	12,363	597,257
Bank First Corp.	2,296	250,677
Bank of Hawaii Corp.	10,796	713,724
Bank OZK	29,649	1,263,047
BankUnited, Inc.	20,304	664,144
Banner Corp.	8,339	509,846
Bar Harbor Bankshares	5,779	171,290
Berkshire Hills Bancorp, Inc.	11,783	292,572
BOK Financial Corp.	6,220	579,517
Brookline Bancorp, Inc.	21,217	221,505
Burke & Herbert Financial Services Corp.	3,527	197,195
Business First Bancshares, Inc.	8,475	195,349
Byline Bancorp, Inc.	9,509	242,860
Cadence Bank	43,307	1,267,163
Camden National Corp.	5,873	226,228
Capital City Bank Group, Inc.	4,872	178,023
Capitol Federal Financial, Inc.	31,752	180,034
Cathay General Bancorp	16,893	704,269
Central Pacific Financial Corp.	5,914	151,931
Citizens Financial Group, Inc.	122,381	4,514,635
City Holding Co.	3,892	450,966
Coastal Financial Corp. (a)	3,736	306,912
Columbia Banking System, Inc.	58,793	1,318,139
Columbia Financial, Inc. (a)	6,432	86,639
Commerce Bancshares, Inc.	33,942	2,061,637
Community Financial System, Inc.	14,199	775,123

	Shares	Value

Community Trust Bancorp, Inc.	5,357	$262,279
ConnectOne Bancorp, Inc.	11,246	253,372
Cullen/Frost Bankers, Inc.	16,334	1,902,421
Customers Bancorp, Inc. (a)	7,365	368,250
CVB Financial Corp.	38,340	710,824
Dime Community Bancshares, Inc.	12,019	308,768
Eagle Bancorp, Inc.	7,064	126,799
East West Bancorp, Inc.	38,008	3,251,584
Eastern Bankshares, Inc.	50,685	756,220
Enterprise Financial Services Corp.	10,933	568,735
Equity Bancshares, Inc. Class A	5,260	202,457
Esquire Financial Holdings, Inc.	2,013	166,918
Farmers National Banc Corp.	13,474	175,701
FB Financial Corp.	11,197	476,544
First BanCorp	39,661	778,942
First Bancorp/Southern Pines NC	10,202	412,773
First Busey Corp.	25,389	527,837
First Commonwealth Financial Corp.	25,003	383,046
First Community Bankshares, Inc.	4,535	170,879
First Financial Bancorp	25,970	601,205
First Financial Bankshares, Inc.	31,926	1,069,840
First Financial Corp.	4,029	199,033
First Hawaiian, Inc.	39,995	914,286
First Horizon Corp.	147,112	2,659,785
First Interstate BancSystem, Inc. Class A	27,818	728,692
First Merchants Corp.	16,909	602,637
First Mid Bancshares, Inc.	5,874	196,368
Firstsun Capital Bancorp (a)	2,608	91,254
Five Star Bancorp	5,846	161,817
Flagstar Financial, Inc.	83,805	981,357
FNB Corp.	100,706	1,318,242
Fulton Financial Corp.	42,736	712,836
German American Bancorp, Inc.	9,615	364,505
Glacier Bancorp, Inc.	30,580	1,246,441
Great Southern Bancorp, Inc.	2,676	147,180
Greene County Bancorp, Inc.	2,223	49,462
Hancock Whitney Corp.	25,073	1,306,053
Hanmi Financial Corp.	5,332	121,943
HarborOne Bancorp, Inc.	11,997	135,806
HBT Financial, Inc.	4,866	112,770
Heritage Commerce Corp.	21,850	197,524
Heritage Financial Corp.	8,116	185,207
Hilltop Holdings, Inc.	13,169	388,881
Home BancShares, Inc.	50,650	1,405,537
Hope Bancorp, Inc.	29,854	297,644
Horizon Bancorp, Inc.	13,389	196,551
Huntington Bancshares, Inc.	399,957	5,811,375
Independent Bank Corp.	11,541	681,958
Independent Bank Corp.	7,040	214,438
International Bancshares Corp.	15,512	946,852

Quarterly Report	2

Common Stocks – continued
	Shares	Value
BANKS – continued
Regional Banks – continued
Kearny Financial Corp.	12,442	$77,887
Lakeland Financial Corp.	6,084	338,696
Live Oak Bancshares, Inc.	10,080	263,491
M&T Bank Corp.	45,298	7,689,788
Mercantile Bank Corp.	5,112	216,289
Metrocity Bankshares, Inc.	6,639	183,037
Metropolitan Bank Holding Corp. (a)	2,950	182,693
Midland States Bancorp, Inc.	5,536	90,126
National Bank Holdings Corp. Class A	10,000	361,600
NB Bancorp, Inc. (a)	10,068	172,666
NBT Bancorp, Inc.	12,850	544,069
Nicolet Bankshares, Inc.	3,779	441,425
Northeast Bank	2,311	191,397
Northfield Bancorp, Inc.	11,241	118,593
Northwest Bancshares, Inc.	31,074	383,764
OceanFirst Financial Corp.	17,835	295,348
OFG Bancorp	11,205	440,917
Old National Bancorp	86,983	1,790,980
Old Second Bancorp, Inc.	11,871	187,443
Origin Bancorp, Inc.	8,298	265,868
Orrstown Financial Services, Inc.	5,363	160,729
Pacific Premier Bancorp, Inc.	26,197	532,847
Park National Corp.	4,585	688,208
Pathward Financial, Inc.	5,997	475,982
Peapack-Gladstone Financial Corp.	5,069	140,310
Peoples Bancorp, Inc.	12,553	364,163
Pinnacle Financial Partners, Inc.	21,062	2,111,255
Popular, Inc.	19,662	1,876,148
Preferred Bank	2,071	165,390
Prosperity Bancshares, Inc.	25,703	1,745,234
Provident Financial Services, Inc.	29,627	484,994
QCR Holdings, Inc.	4,877	316,761
Regions Financial Corp.	251,948	5,142,259
Renasant Corp.	24,500	785,715
Republic Bancorp, Inc. Class A	3,025	205,246
S&T Bancorp, Inc.	9,434	343,775
Seacoast Banking Corp. of Florida	23,269	551,708
ServisFirst Bancshares, Inc.	13,907	990,457
Simmons First National Corp. Class A	34,147	637,183
South Plains Financial, Inc.	4,159	140,200
Southern Missouri Bancorp, Inc.	3,059	161,056
Southside Bancshares, Inc.	6,591	185,800
SouthState Corp.	27,533	2,389,314
Stellar Bancorp, Inc.	13,178	328,923
Stock Yards Bancorp, Inc.	8,364	608,816
Synovus Financial Corp.	40,384	1,749,435
Texas Capital Bancshares, Inc. (a)	12,562	856,100

		Shares	Value

TFS Financial Corp.		13,498	$174,934
Tompkins Financial Corp.		3,924	233,870
Towne Bank		20,527	676,365
TriCo Bancshares		10,002	385,877
Triumph Financial, Inc. (a)		5,948	317,742
Truist Financial Corp.		360,760	13,831,538
TrustCo Bank Corp.		4,091	124,571
Trustmark Corp.		13,852	464,735
UMB Financial Corp.		19,808	1,873,243
United Bankshares, Inc.		36,512	1,251,996
United Community Banks, Inc.		32,398	894,509
Univest Financial Corp.		10,555	311,795
Valley National Bancorp		138,583	1,191,814
Veritex Holdings, Inc.		12,848	299,101
WaFd, Inc.		22,165	632,367
Washington Trust Bancorp, Inc.		5,751	158,728
Webster Financial Corp.		47,108	2,228,208
WesBanco, Inc.		27,517	819,456
Westamerica BanCorp		6,254	302,881
Western Alliance Bancorp		28,732	2,002,908
Wintrust Financial Corp.		18,158	2,018,625
WSFS Financial Corp.		14,439	744,330
Zions Bancorp NA		40,546	1,823,354
			130,746,128
TOTAL BANKS	542,239,129
CAPITAL MARKETS – 23.2%
Asset Management & Custody Banks – 7.4%
Acadian Asset Management, Inc.		8,626	232,384
Affiliated Managers Group, Inc.		8,161	1,351,706
Ameriprise Financial, Inc.		26,300	12,387,826
ARES Management Corp. Class A		51,128	7,798,554
Artisan Partners Asset Management, Inc. Class A		19,053	704,580
Bank of New York Mellon Corp.		196,007	15,760,923
Blackrock, Inc.		39,975	36,547,544
Blackstone, Inc.		195,913	25,803,701
Blue Owl Capital, Inc.		147,023	2,724,336
Carlyle Group, Inc.		63,510	2,454,026
Cohen & Steers, Inc.		7,486	571,332
DigitalBridge Group, Inc.		46,813	393,229
Federated Hermes, Inc.		21,879	888,506
Franklin Resources, Inc.		78,205	1,467,126
Hamilton Lane, Inc. Class A		10,611	1,639,293
Invesco Ltd.		92,019	1,281,825
Janus Henderson Group PLC		36,228	1,203,132
KKR & Co., Inc.		168,659	19,272,664
Northern Trust Corp.		54,568	5,128,301
P10, Inc. Class A		11,812	130,759
SEI Investments Co.		29,173	2,283,954
State Street Corp.		80,365	7,080,157
StepStone Group, Inc. Class A		17,704	885,377
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
		Shares	Value
CAPITAL MARKETS – continued
Asset Management & Custody Banks – continued
T. Rowe Price Group, Inc.		60,324	$5,341,690
TPG, Inc.		21,232	986,226
Victory Capital Holdings, Inc. Class A		12,235	700,943
Virtus Investment Partners, Inc.		2,088	320,696
WisdomTree, Inc.		30,198	262,723
			155,603,513
Financial Exchanges & Data – 7.9%
Cboe Global Markets, Inc.		28,240	6,263,632
CME Group, Inc.		97,911	27,129,180
Coinbase Global, Inc. Class A (a)		52,857	10,724,157
Donnelley Financial Solutions, Inc. (a)		7,706	371,429
FactSet Research Systems, Inc.		10,250	4,430,255
Intercontinental Exchange, Inc.		156,009	26,204,832
MarketAxess Holdings, Inc.		10,112	2,240,718
Moody's Corp.		44,265	20,057,357
Morningstar, Inc.		7,463	2,124,865
MSCI, Inc.		21,230	11,572,685
Nasdaq, Inc.		116,622	8,887,763
Open Lending Corp. (a)		26,250	32,550
S&P Global, Inc.		86,175	43,091,809
Tradeweb Markets, Inc. Class A		31,248	4,321,598
			167,452,830
Investment Banking & Brokerage – 7.9%
BGC Group, Inc. Class A		87,922	796,573
Charles Schwab Corp.		467,369	38,043,837
Evercore, Inc. Class A		9,823	2,016,564
Freedom Holding Corp. (a)		4,975	710,579
Goldman Sachs Group, Inc.		85,436	46,780,482
Houlihan Lokey, Inc.		14,333	2,323,093
Interactive Brokers Group, Inc. Class A		29,642	5,093,978
Jefferies Financial Group, Inc.		42,638	1,992,474
Lazard, Inc.		24,758	963,086
LPL Financial Holdings, Inc.		21,596	6,906,185
Moelis & Co. Class A		15,775	845,224
Morgan Stanley		328,647	37,932,437
Perella Weinberg Partners		15,297	262,649
Piper Sandler Cos.		4,896	1,180,523
PJT Partners, Inc. Class A		6,332	897,308
Raymond James Financial, Inc.		52,952	7,256,542
Robinhood Markets, Inc. Class A (a)		167,152	8,208,835
Stifel Financial Corp.		28,453	2,438,137
StoneX Group, Inc. (a)		12,130	1,074,293
Virtu Financial, Inc. Class A		22,604	884,947
			166,607,746
TOTAL CAPITAL MARKETS	489,664,089

		Shares	Value
CONSUMER FINANCE – 4.4%
Consumer Finance – 4.4%
Ally Financial, Inc.		74,253	$2,425,103
American Express Co.		152,956	40,749,008
Atlanticus Holdings Corp. (a)		1,950	106,899
Bread Financial Holdings, Inc.		3,086	146,431
Capital One Financial Corp.		103,750	18,701,975
Credit Acceptance Corp. (a)		1,772	863,708
Dave, Inc. (a)		2,471	234,300
Discover Financial Services		68,405	12,495,541
Encore Capital Group, Inc. (a)		5,607	192,881
Enova International, Inc. (a)		7,346	674,289
EZCORP, Inc. Class A (a)		14,041	229,851
FirstCash Holdings, Inc.		10,740	1,438,730
Green Dot Corp. Class A (a)		11,661	97,603
LendingClub Corp. (a)		31,739	310,090
LendingTree, Inc. (a)		3,072	158,484
Navient Corp.		25,430	314,823
Nelnet, Inc. Class A		3,740	396,777
NerdWallet, Inc. Class A (a)		8,454	75,748
OneMain Holdings, Inc.		33,692	1,585,882
PRA Group, Inc. (a)		10,096	184,757
PROG Holdings, Inc.		11,663	307,437
SLM Corp.		55,012	1,590,397
SoFi Technologies, Inc. (a)		281,453	3,520,977
Synchrony Financial		107,623	5,591,015
Upstart Holdings, Inc. (a)		22,442	1,072,728
World Acceptance Corp. (a)		1,058	136,609
TOTAL CONSUMER FINANCE	93,602,043
FINANCIAL SERVICES – 28.8%
Commercial & Residential Mortgage Finance – 0.5%
Enact Holdings, Inc.		10,713	383,418
Essent Group Ltd.		29,319	1,669,131
Federal Agricultural Mortgage Corp. Class C		2,827	495,658
Merchants Bancorp		5,670	170,553
MGIC Investment Corp.		71,769	1,787,766
Mr. Cooper Group, Inc. (a)		17,804	2,118,854
NMI Holdings, Inc. (a)		21,873	791,146
PennyMac Financial Services, Inc.		8,345	813,137
Radian Group, Inc.		42,815	1,367,511
Rocket Cos., Inc. Class A		38,524	497,345
UWM Holdings Corp.		35,656	167,583
Walker & Dunlop, Inc.		9,279	710,215
			10,972,317
Diversified Financial Services – 1.0%
Apollo Global Management, Inc.		107,645	14,691,390
Equitable Holdings, Inc.		80,423	3,976,917
Jackson Financial, Inc. Class A		16,706	1,301,564
Voya Financial, Inc.		26,543	1,571,346
			21,541,217

Quarterly Report	4

Common Stocks – continued
		Shares	Value
FINANCIAL SERVICES – continued
Mortgage REITs – 0.0%
HA Sustainable Infrastructure Capital, Inc.		33,009	$824,565
Multi-Sector Holdings – 9.2%
Berkshire Hathaway, Inc. Class B (a)		361,554	192,798,671
Cannae Holdings, Inc.		15,052	266,571
Compass Diversified Holdings		18,428	316,777
			193,382,019
Transaction & Payment Processing Services – 18.1%
Affirm Holdings, Inc. (a)		66,049	3,286,598
AvidXchange Holdings, Inc. (a)		49,039	398,687
Block, Inc. (a)		150,983	8,827,976
Cantaloupe, Inc. (a)		17,531	140,248
Cass Information Systems, Inc.		5,740	233,848
Corpay, Inc. (a)		18,088	5,885,292
Euronet Worldwide, Inc. (a)		11,696	1,159,074
EVERTEC, Inc.		17,736	601,960
Fidelity National Information Services, Inc.		146,507	11,556,472
Fiserv, Inc. (a)		154,753	28,562,761
Flywire Corp. (a)		30,636	288,285
Global Payments, Inc.		69,528	5,305,682
International Money Express, Inc. (a)		9,403	116,785
Jack Henry & Associates, Inc.		19,886	3,448,829
Marqeta, Inc. Class A (a)		114,483	478,539
Mastercard, Inc. Class A		222,693	122,049,125
NCR Atleos Corp. (a)		19,102	533,328
Paymentus Holdings, Inc. Class A (a)		5,682	184,438
Payoneer Global, Inc. (a)		67,190	472,346
PayPal Holdings, Inc. (a)		258,964	17,050,190
Remitly Global, Inc. (a)		41,627	841,698
Repay Holdings Corp. (a)		24,242	96,968
Sezzle, Inc. (a)		5,226	271,491
Shift4 Payments, Inc. Class A (a)		16,818	1,375,712
Toast, Inc. Class A (a)		109,576	3,898,714
Visa, Inc. Class A		469,798	162,315,209
Western Union Co.		60,678	601,319
WEX, Inc. (a)		8,769	1,143,214
			381,124,788
TOTAL FINANCIAL SERVICES	607,844,906
INSURANCE – 16.9%
Insurance Brokers – 4.3%
Aon PLC Class A		52,758	18,718,011
Arthur J Gallagher & Co.		67,800	21,742,782
Baldwin Insurance Group, Inc. (a)		18,397	765,683
Brown & Brown, Inc.		65,742	7,271,065
Crawford & Co. Class A		10,595	117,816
Goosehead Insurance, Inc. Class A		6,250	607,563

	Shares	Value

Hagerty, Inc. Class A (a)	10,004	$88,135
Marsh & McLennan Cos., Inc.	133,299	30,054,926
Ryan Specialty Holdings, Inc.	28,775	1,885,050
Selectquote, Inc. (a)	42,873	135,908
Willis Towers Watson PLC	27,309	8,405,710
		89,792,649
Life & Health Insurance – 2.7%
Aflac, Inc.	144,695	15,725,453
Brighthouse Financial, Inc. (a)	17,836	1,038,412
CNO Financial Group, Inc.	31,102	1,180,010
F&G Annuities & Life, Inc.	5,188	180,594
Genworth Financial, Inc. (a)	107,482	737,327
Globe Life, Inc.	23,851	2,941,782
Lincoln National Corp.	40,682	1,296,535
MetLife, Inc.	161,644	12,183,108
Oscar Health, Inc. Class A (a)	47,825	622,203
Primerica, Inc.	9,598	2,515,348
Principal Financial Group, Inc.	62,266	4,617,024
Prudential Financial, Inc.	97,990	10,064,553
Unum Group	46,793	3,633,944
		56,736,293
Multi-line Insurance – 0.0%
Horace Mann Educators Corp.	10,194	423,459
Property & Casualty Insurance – 9.3%
Allstate Corp.	72,072	14,298,364
Ambac Financial Group, Inc. (a)	13,238	105,639
American Financial Group, Inc.	19,756	2,502,295
American International Group, Inc.	170,735	13,918,317
AMERISAFE, Inc.	5,988	278,382
Arch Capital Group Ltd.	102,289	9,275,567
Assurant, Inc.	14,637	2,821,135
Assured Guaranty Ltd.	13,749	1,206,200
Axis Capital Holdings Ltd.	23,062	2,221,332
Bowhead Specialty Holdings, Inc. (a)	4,018	161,483
Chubb Ltd.	103,993	29,750,317
Cincinnati Financial Corp.	43,036	5,991,042
Donegal Group, Inc. Class A	6,829	132,141
Employers Holdings, Inc.	5,839	283,717
Erie Indemnity Co. Class A	6,887	2,469,816
Fidelity National Financial, Inc.	70,595	4,521,610
First American Financial Corp.	28,204	1,715,085
Hamilton Insurance Group Ltd. Class B (a)	13,967	258,390
Hanover Insurance Group, Inc.	9,994	1,660,003
Hartford Insurance Group, Inc.	80,001	9,813,723
HCI Group, Inc.	2,372	347,024
Kemper Corp.	17,935	1,060,317
Kinsale Capital Group, Inc.	5,996	2,609,819
Lemonade, Inc. (a)	14,476	422,989
Loews Corp.	50,735	4,405,320
Markel Group, Inc. (a)	3,517	6,396,016
5	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
		Shares	Value
INSURANCE – continued
Property & Casualty Insurance – continued
Mercury General Corp.		7,740	$428,951
Old Republic International Corp.		69,547	2,614,967
Palomar Holdings, Inc. (a)		7,205	1,044,869
ProAssurance Corp. (a)		12,528	290,775
Progressive Corp.		159,174	44,845,683
RLI Corp.		21,921	1,622,373
Root, Inc. Class A (a)		2,195	306,576
Safety Insurance Group, Inc.		4,128	315,792
Selective Insurance Group, Inc.		16,286	1,420,628
Skyward Specialty Insurance Group, Inc. (a)		10,268	545,128
Stewart Information Services Corp.		7,955	520,893
Tiptree, Inc.		6,531	145,707
Travelers Cos., Inc.		61,772	16,315,838
Trupanion, Inc. (a)		10,128	370,685
United Fire Group, Inc.		5,939	164,332
Universal Insurance Holdings, Inc.		9,117	220,996
W.R. Berkley Corp.		82,576	5,919,873
White Mountains Insurance Group Ltd.		682	1,205,401
			196,925,510
Reinsurance – 0.6%
Enstar Group Ltd. (a)		3,470	1,160,403
Everest Group Ltd.		11,778	4,226,300
Reinsurance Group of America, Inc.		18,013	3,374,015
RenaissanceRe Holdings Ltd.		14,294	3,458,147
SiriusPoint Ltd. (a)		20,450	343,560
			12,562,425
TOTAL INSURANCE	356,440,336
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) – 0.7%
Mortgage REITs – 0.7%
AGNC Investment Corp.		238,173	2,103,068
Annaly Capital Management, Inc.		149,779	2,935,668
Apollo Commercial Real Estate Finance, Inc.		33,804	316,743
Arbor Realty Trust, Inc.		42,371	488,538
ARMOUR Residential REIT, Inc.		14,393	237,053
Blackstone Mortgage Trust, Inc. Class A		43,106	821,169
BrightSpire Capital, Inc.		36,456	182,645

		Shares	Value

Chimera Investment Corp.		22,146	$273,282
Claros Mortgage Trust, Inc.		30,537	75,121
Dynex Capital, Inc.		20,454	252,198
Ellington Financial, Inc.		25,978	338,493
Franklin BSP Realty Trust, Inc.		20,995	238,923
Invesco Mortgage Capital, Inc.		22,601	165,665
KKR Real Estate Finance Trust, Inc.		14,293	132,210
Ladder Capital Corp.		38,134	398,119
MFA Financial, Inc.		28,675	281,589
New York Mortgage Trust, Inc.		22,533	132,269
PennyMac Mortgage Investment Trust		23,181	297,644
Ready Capital Corp.		42,994	191,323
Redwood Trust, Inc.		42,490	263,863
Rithm Capital Corp.		148,546	1,660,744
Starwood Property Trust, Inc.		84,892	1,629,077
TPG RE Finance Trust, Inc.		21,290	162,656
Two Harbors Investment Corp.		30,141	357,774
TOTAL MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)	13,935,834
TOTAL COMMON STOCKS (Cost $1,546,908,435)			2,103,726,337
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.22% (b) (Cost $5,459,000)		5,459,000	5,459,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $1,552,367,435)	2,109,185,337
NET OTHER ASSETS (LIABILITIES) (c) – 0.1%	1,643,304
NET ASSETS – 100.0%	$2,110,828,641

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $439,522 of cash collateral to cover margin requirements for futures contracts.

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Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Financial Select Sector Index Contracts (United States)	39	June 2025	5,887,148	$ 141,375	$ 141,375
CME E-mini Russell 2000 Index Contracts (United States)	10	June 2025	984,900	(5,696)	(5,696)
Total Equity Index Contracts					$135,679
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
7	Quarterly Report

Schedule of Investments (Unaudited)–continued
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Quarterly Report	8

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
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9	Quarterly Report

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